Policyholders' Account in Life Insurance Business (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Policyholders Account In Life Insurance Business [Abstract]
Universal life insurance	¥ 1,555,700	¥ 1,397,294
Investment contracts	591,951	509,880
Other	111,863	116,298
Total	¥ 2,259,514	¥ 2,023,472